Accounts Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	$ 49,037,000	$ 52,181,000
Accounts receivable, allowance for doubtful accounts	(1,885,000)	(2,408,000)
Accounts receivable, net	47,152,000	49,773,000
Insurance Recoveries	19,981,000	2,000,000
Online Operations
Accounts Receivable, Net, Current [Abstract]
Bad debt expense		900,000
Simulcast and ADW Receivables
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	18,210,000	11,671,000
Trade Account Receivable
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	19,294,000	18,826,000
PSL and Hospitality Receivables
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	8,335,000	8,291,000
Other receivables
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	3,198,000	13,393,000
Harlows Casino | Other receivables
Accounts Receivable, Net, Current [Abstract]
Insurance Recoveries	$ 7,800,000